Principles of consolidation (Tables)	12 Months Ended
Dec. 31, 2017
Principles Of Consolidation
Disclosure of effect of changes in foreign exchange rates [text block]

The main foreign exchange rates used to translate the financial statements into the parent’s functional currency are indicated below:

(currency amount for €1)	Annual average exchange rate 2017	Exchange rate at December 31, 2017	Annual average exchange rate 2016	Exchange rate at December 31, 2016	Annual average exchange rate 2015	Exchange rate at December 31, 2015
U.S. Dollar	1.13	1.20	1.11	1.05	1.11	1.09
Pound Sterling	0.88	0.89	0.82	0.86	0.73	0.73
Norwegian Krone	9.33	9.83	9.29	9.09	8.95	9.60
Australian Dollar	1.47	1.53	1.49	1.46	1.48	1.49